Summary Prospectus	April 30, 2010

Invesco Moderate Allocation Fund

Class: A (AMKAX), B (AMKBX), C (AMKCX), R (AMKRX), Y (ABKYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-2 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	0.32	0.32	0.32	0.32	0.32%

Acquired Fund Fees and Expenses	0.72	0.72	0.72	0.72	0.72

Total Annual Fund Operating Expenses	1.29	2.04	2.04	1.54	1.04

Fee Waiver and/or Expense Reimbursement[1]	0.20	0.20	0.20	0.20	0.20

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09	1.84	1.84	1.34	0.84

1	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.37%, 1.12%, 1.12%, 0.62% and 0.12%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

1        Invesco Moderate Allocation Fund

MAL-SUMPRO-1

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$655	$918	$1,201	$2,004

Class B	687	920	1,280	2,160

Class C	287	620	1,080	2,353

Class R	136	467	821	1,818

Class Y	86	311	555	1,253

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$655	$918	$1,201	$2,004

Class B	187	620	1,080	2,160

Class C	187	620	1,080	2,353

Class R	136	467	821	1,818

Class Y	86	311	555	1,253

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a moderate level of risk relative to the S&P 500® Index. The Fund’s target allocation is to invest 60% of its total assets in underlying funds that invest primarily in equity securities (equity funds) and 40% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Up to 20% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying

2        Invesco Moderate Allocation Fund

funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A Shares year-to-date (ended March 31, 2010): 3.32%
Best Quarter (ended June 30, 2009): 14.31%
Worst Quarter (ended December 31, 2008): (16.75)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Class A: Inception (04/30/04)
Return Before Taxes	19.85%	1.23%	2.77%
Return After Taxes on Distributions	18.52	0.07	1.68
Return After Taxes on Distributions and Sale of Fund Shares	13.05	0.59	1.93

Class B: Inception (04/30/04)	20.80	1.26	2.88

Class C: Inception (04/30/04)	24.80	1.60	3.03

Class R: Inception (04/30/04)	26.44	2.11	3.55

Class Y1: Inception (10/03/08)	27.02	2.42	3.83

S&P 500® Index	26.47	0.42	2.20

Custom Moderate Allocation Index	21.46	3.29	4.66

Lipper Mixed-Asset Target Allocation Moderate Funds Index	24.65	2.33	3.58

1	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

3        Invesco Moderate Allocation Fund

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, B, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

invesco.com  MAL-SUMPRO-1

Summary Prospectus	April 30, 2010

Invesco Moderate Allocation Fund

S Class: (AMKSX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Class:	S

Management Fees	None

Distribution and/or Service (12b-1) Fees	0.15%

Other Expenses	0.32

Acquired Fund Fees and Expenses	0.72

Total Annual Fund Operating Expenses	1.19

Fee Waiver and/or Expense Reimbursement[2]	0.20

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99

1	Total Annual Fund Operating Expenses for Class S shares are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) to 0.27% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S	$101	$358	$635	$1,425

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a moderate level of risk relative to the S&P 500® Index. The Fund’s target allocation is to invest 60% of its total assets in underlying funds that invest primarily in equity securities (equity funds) and 40% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Up to 20% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

1        Invesco Moderate Allocation Fund

MAL-SUMPRO-1-S

The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

2        Invesco Moderate Allocation Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. The returns are those of the Fund’s Class A shares which are not offered in this prospectus. Although the Class S shares are invested in the same portfolio of securities, Class S shares returns would have been different as they have different expenses than Class A shares. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Class S shares are not subject to sales loads.

Class S Shares year-to-date (ended March 31, 2010): 3.33%
Best Quarter (ended June 30, 2009): 14.31%
Worst Quarter (ended December 31, 2008): (16.75)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Class S1: Inception (09/25/09)
Return Before Taxes	26.76%	2.36%	3.78%
Return After Taxes on Distributions	25.35	1.19	2.68
Return After Taxes on Distributions and Sale of Fund Shares	17.55	1.55	2.80

S&P 500® Index: Inception (09/30/09)	26.47	0.42	6.04

Custom Moderate Allocation Index: Inception (09/30/09)	21.46	3.29	3.25

Lipper Mixed-Asset Target Allocation Moderate Funds Index: Inception (09/30/09)	24.65	2.33	3.53

1	Class S shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers. The inception date of the Fund’s Class A shares is April 30, 2004.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Moderate Allocation Fund

invesco.com  MAL-SUMPRO-1-S

Summary Prospectus	April 30, 2010

Invesco Moderate Allocation Fund

Institutional Class: (AMLIX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.19%

Acquired Fund Fees and Expenses	0.72

Total Annual Fund Operating Expenses	0.91

Fee Waiver and/or Expense Reimbursement[1]	0.06

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85

1	The Adviser has contractually agreed, through at least April 30, 2011 to waive the advisory fee and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) to 0.12% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$87	$284	$498	$1,114

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a moderate level of risk relative to the S&P 500® Index. The Fund’s target allocation is to invest 60% of its total assets in underlying funds that invest primarily in equity securities (equity funds) and 40% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Up to 20% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate

1        Invesco Moderate Allocation Fund

MAL-SUMPRO-2

to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or

2        Invesco Moderate Allocation Fund

guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 3.42%
Best Quarter (ended June 30, 2009): 14.40%
Worst Quarter (ended December 31, 2008): (16.74)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class: Inception (04/30/04)
Return Before Taxes	27.21%	2.65%	4.09%
Return After Taxes on Distributions	25.72	1.40	2.92
Return After Taxes on Distributions and Sale of Fund Shares	17.85	1.76	3.03

S&P 500® Index	26.47	0.42	2.20

Custom Moderate Allocation Index	21.46	3.29	4.66

Lipper Mixed-Asset Target Allocation Moderate Funds Index	24.65	2.33	3.58

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Moderate Allocation Fund

invesco.com  MAL-SUMPRO-2